Trade and Other Receivables	12 Months Ended
Sep. 30, 2023
Trade and Other Receivables

5. Trade and Other Receivables

	September 30,	September 30,
	2023	2022
Trade receivables, gross	$9,404	$2,916
Allowance for expected credit losses	(257)	(54)
Trade receivables	9,147	2,862
Other receivables	1,464	51
Trade and other receivables	$10,611	$2,913

As at September 30, 2023, 7.18% of the Company’s accounts receivable is over 90 days past due in (September 30, 2022 – 2.08%)

Current	31 – 60 days	61 – 90 days	91 – 120 days	Over 120 days	Total
74.8%	20.0%	0.6%	2.9%	1.7%	100%
$7,034	$1,881	$56	$273	$160	9,404

All of the Company’s trade and other receivables have been reviewed for indicators of impairment. The movement in the allowance for credit losses can be reconciled as follows:

The movement in the allowance for credit losses can be reconciled as follows:

	September 30	September 30,
	2023	2022
Beginning balance	$54	$-
Allowance provided	203	54
Ending balance	$257	$54